UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2016 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Fund Schedule of Portfolio Investments (unaudited) June 30, 2016

Shares		Cost	Value
Common Stocks - 93.2%
Consumer Discretionary
	Apparel Retail - 2.1%
99,355	Genesco, Inc.*	$6,544,315	$6,389,520
113,255	The TJX Cos., Inc.	7,428,117	8,746,684
	Apparel, Accessories & Luxury Goods - 2.7%
261,995	Coach, Inc.	10,566,303	10,673,676
114,455	Columbia Sportswear Co.	6,576,185	6,585,741
231,675	Sequential Brands Group, Inc.*,1	1,999,359	1,848,766
	Automotive Retail - 1.8%
46,010	O’Reilly Automotive, Inc.*	11,340,345	12,473,311
	Broadcasting - 1.6%
214,725	CBS Corp., Class B	9,933,788	11,689,629
	Cable & Satellite - 1.4%
43,065	Charter Communications, Inc., Class A*	10,062,801	9,846,382
	Footwear - 1.0%
231,245	Skechers U.S.A., Inc., Class A*	7,203,169	6,872,601
	General Merchandise Stores - 1.6%
121,700	Dollar Tree, Inc.*	9,723,281	11,469,008
	Housewares & Specialties - 1.8%
269,590	Newell Brands, Inc.	9,683,445	13,093,986
	Internet Retail - 4.7%
31,560	Amazon.com, Inc.*	14,304,526	22,584,967
115,897	Netflix, Inc.*	12,365,391	10,602,258
	Movies & Entertainment - 1.8%
474,450	Twenty-First Century Fox, Inc., Class A	13,071,992	12,833,872
	Restaurants - 1.1%
171,149	Dave & Buster’s Entertainment, Inc.*	6,729,346	8,008,062
	Specialty Stores - 0.9%
138,315	Dick’s Sporting Goods, Inc.	5,668,439	6,232,474

Total Consumer Discretionary		143,200,802	159,950,937
	This sector is 11.7% above your Fund’s cost.
Consumer Staples
	Packaged Foods & Meats - 4.9%
231,800	B&G Foods, Inc.	10,302,511	11,172,760
17,060	Calavo Growers, Inc.	855,811	1,143,020
214,450	The Hain Celestial Group, Inc.*	10,152,624	10,668,888
250,385	Pinnacle Foods, Inc.	10,676,904	11,590,322

Total Consumer Staples		31,987,850	34,574,990
	This sector is 8.1% above your Fund’s cost.
Financials
	Property & Casualty Insurance - 3.1%
205,090	The Allstate Corp.	12,117,849	14,346,045
212,713	FNF Group	6,996,363	7,976,738

Shares		Cost	Value
	Specialized Finance - 1.5%
108,725	CME Group, Inc.	$10,215,167	$10,589,815
	Specialized REITs - 2.2%
134,420	American Tower Corp.	13,179,074	15,271,456

Total Financials		42,508,453	48,184,054
	This sector is 13.4% above your Fund’s cost.
Health Care
	Health Care Equipment - 2.0%
70,695	Abbott Laboratories	2,685,675	2,779,020
491,410	Boston Scientific Corp.*	8,619,531	11,484,252
	Health Care Facilities - 3.6%
124,550	AmSurg Corp.*	10,255,154	9,657,607
233,460	VCA, Inc.*	11,924,132	15,784,231
	Life Sciences Tools & Services - 1.6%
74,950	Thermo Fisher Scientific, Inc.	9,754,872	11,074,612
	Managed Health Care - 1.8%
91,780	UnitedHealth Group, Inc.	7,086,243	12,959,336
	Pharmaceuticals - 2.9%
303,990	Pfizer, Inc.	10,713,295	10,703,488
216,920	Zoetis, Inc.	10,107,716	10,295,023

Total Health Care		71,146,618	84,737,569
	This sector is 19.1% above your Fund’s cost.
Industrials
	Building Products - 5.0%
98,845	Allegion PLC	6,447,482	6,862,808
80,415	Apogee Enterprises, Inc.	3,902,839	3,727,235
182,485	Fortune Brands Home & Security, Inc.	10,331,452	10,578,655
114,450	Insteel Industries, Inc.	3,199,306	3,272,126
77,100	Lennox International, Inc.	10,552,523	10,994,460
	Construction & Engineering - 4.1%
240,370	Comfort Systems USA, Inc.	6,844,128	7,828,851
155,105	Dycom Industries, Inc.*	12,158,446	13,922,225
334,600	MasTec, Inc.*	7,189,551	7,468,272
	Construction Machinery & Heavy Trucks - 0.3%
37,875	Astec Industries, Inc.	1,884,806	2,126,681
	Diversified Support Services - 2.2%
371,670	KAR Auction Services, Inc.	11,670,515	15,513,506
	Industrial Conglomerates - 0.7%
45,525	Carlisle Cos., Inc.	4,647,911	4,811,082
	Industrial Machinery - 1.5%
240,020	Xylem, Inc.	10,977,639	10,716,893
	Trading Companies & Distributors - 4.6%
267,895	Beacon Roofing Supply, Inc.*	10,400,242	12,181,186
391,115	BMC Stock Holdings, Inc.*	6,864,601	6,969,669
224,050	GMS, Inc.*,1	4,926,353	4,985,112
250,660	HD Supply Holdings, Inc.*	8,440,448	8,727,981

1

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Trucking - 0.4%
274,065	Hertz Global Holdings, Inc.*	$3,028,912	$3,033,900

Total Industrials		123,467,154	133,720,642
	This sector is 8.3% above your Fund’s cost.
Information Technology
	Application Software - 4.9%
346,485	Atlassian Corp. PLC, Class A*,1	9,024,423	8,973,962
177,065	Guidewire Software, Inc.*	9,065,257	10,935,534
188,855	Salesforce.com, Inc.*	13,058,799	14,996,976
	Communications Equipment - 1.4%
474,930	ARRIS International PLC*	10,536,602	9,954,533
	Data Processing & Outsourced Services - 4.0%
273,930	Black Knight Financial Services, Inc., Class A*,1	7,101,249	10,299,768
153,456	Sabre Corp.	3,647,641	4,111,086
183,705	Visa, Inc., Class A	13,439,444	13,625,400
	Home Entertainment Software - 4.1%
336,640	Activision Blizzard, Inc.	11,884,970	13,341,043
212,600	Electronic Arts, Inc.*	15,407,266	16,106,576
	Internet Software & Services - 5.4%
18,538	Alphabet, Inc., Class A*	12,747,927	13,042,039
128,454	Facebook, Inc., Class A*	8,640,531	14,679,723
299,340	Zillow Group, Inc., Class A*,1	7,495,639	10,970,811
	Semiconductors - 3.6%
92,705	Broadcom, Ltd.	7,705,752	14,406,357
286,625	Cirrus Logic, Inc.*	10,299,811	11,118,184
	Systems Software - 0.8%
151,631	Gigamon, Inc.*	4,749,045	5,669,483
	Technology Hardware, Storage & Peripherals - 0.6%
533,515	Nimble Storage, Inc.*	4,906,726	4,246,779

Total Information Technology		149,711,082	176,478,254
	This sector is 17.9% above your Fund’s cost.
Materials
	Construction Materials - 1.6%
93,720	Vulcan Materials Co.	8,368,313	11,280,139
	Steel - 1.0%
295,490	Steel Dynamics, Inc.	6,948,103	7,239,505

Total Materials		15,316,416	18,519,644
	This sector is 20.9% above your Fund’s cost.

Shares		Cost	Value
Telecommunication Services
	Alternative Carriers - 0.9%
1,090,015	Vonage Holdings Corp.*	$6,472,643	$6,649,092
	This sector is 2.7% above your Fund’s cost.
Total Common Stocks		583,811,018	662,815,182

		Principal Amount
Short-Term Investments - 9.5%
Repurchase Agreements - 2.6%[2]
	Cantor Fitzgerald Securities, Inc., dated 06/30/2016, due 07/01/2016, 0.470% total to be received $4,298,628 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 09/20/65, totaling $4,384,543)	4,298,572	4,298,572
	Daiwa Capital Markets America, dated 06/30/2016, due 07/01/2016, 0.500% total to be received $4,298,632 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $4,384,544)	4,298,572	4,298,572
	Mitsubishi UFJ Securities USA, Inc., dated 06/30/2016, due 07/01/2016, 0.430% total to be received $4,298,623 (collateralized by various U.S. Government Agency Obligations, 1.370% - 6.059%, 01/01/19 - 07/01/46, totaling $4,384,543)	4,298,572	4,298,572
	Mizuho Securities USA, Inc., dated 06/30/2016, due 07/01/2016, 0.450% total to be received $904,724 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.000%, 06/01/22 - 11/20/45, totaling $922,807)	904,713	904,713
	Nomura Securities International, Inc., dated 06/30/2016, due 07/01/2016, 0.420% total to be received $4,298,622 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 02/20/66, totaling $4,384,544)	4,298,572	4,298,572

Total Repurchase Agreements		18,099,001	18,099,001

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Other Investment Companies - 6.9%[3]
49,366,131	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	$49,366,131	$49,366,131

Total Short-Term Investments		67,465,132	67,465,132

Shares	Cost	Value
Total Investments - 102.7%	$651,276,150	$730,280,314

Other Assets, less Liabilities - (2.7)%		(19,385,715)
Total Net Assets - 100.0%		$710,894,599

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (unaudited) June 30, 2016

Shares		Cost	Value
Common Stocks - 93.1%
Consumer Discretionary
	Apparel Retail - 2.0%
41,125	The TJX Cos., Inc.	$2,697,061	$3,176,084
	Apparel, Accessories & Luxury Goods - 2.3%
90,455	Coach, Inc.	3,631,558	3,685,137
	Automotive Retail - 2.4%
13,780	O’Reilly Automotive, Inc.*	3,434,073	3,735,758
	Broadcasting - 2.4%
69,300	CBS Corp., Class B	3,190,438	3,772,692
	Cable & Satellite - 2.3%
16,257	Charter Communications, Inc., Class A*	3,805,749	3,717,000
	General Merchandise Stores - 2.2%
37,705	Dollar Tree, Inc.*	3,014,331	3,553,319
	Homebuilding - 2.6%
133,495	D.R. Horton, Inc.	3,678,054	4,202,423
	Housewares & Specialties - 2.5%
83,175	Newell Brands, Inc.	2,910,600	4,039,810
	Internet Retail - 5.7%
8,678	Amazon.com, Inc.*	3,988,314	6,210,150
30,660	Netflix, Inc.*	3,543,818	2,804,777
	Movies & Entertainment - 2.2%
126,275	Twenty-First Century Fox, Inc., Class A	3,473,779	3,415,739

Total Consumer Discretionary		37,367,775	42,312,889
	This sector is 13.2% above your Fund’s cost.
Consumer Staples
	Household Products - 3.1%
47,960	Church & Dwight Co., Inc.	3,660,833	4,934,604
	This sector is 34.8% above your Fund’s cost.
Financials
	Consumer Finance - 1.5%
95,270	Synchrony Financial*	2,930,153	2,408,426
	Insurance Brokers - 3.3%
76,965	Marsh & McLennan Cos., Inc.	2,493,020	5,269,024
	Property & Casualty Insurance - 5.1%
58,980	The Allstate Corp.	3,477,183	4,125,651
104,795	FNF Group	3,493,073	3,929,812
	Specialized Finance - 1.9%
30,125	CME Group, Inc.	2,830,127	2,934,175
	Specialized REITs - 3.2%
45,040	American Tower Corp.	4,270,695	5,116,994

Total Financials		19,494,251	23,784,082
	This sector is 22.0% above your Fund’s cost.

Shares		Cost	Value
Health Care
	Health Care Equipment - 2.8%
28,955	Abbott Laboratories	$1,110,859	$1,138,221
145,450	Boston Scientific Corp.*	2,528,193	3,399,166
	Life Sciences Tools & Services - 1.9%
20,500	Thermo Fisher Scientific, Inc.	2,685,695	3,029,080
	Managed Health Care - 2.6%
28,800	UnitedHealth Group, Inc.	3,443,317	4,066,560
	Pharmaceuticals - 3.7%
81,600	Pfizer, Inc.	2,875,549	2,873,136
61,900	Zoetis, Inc.	2,885,141	2,937,774

Total Health Care		15,528,754	17,443,937
	This sector is 12.3% above your Fund’s cost.
Industrials
	Building Products - 5.9%
49,380	Allegion PLC	3,234,971	3,428,453
50,035	Fortune Brands Home & Security, Inc.	2,817,022	2,900,529
21,100	Lennox International, Inc.	2,904,934	3,008,860
	Diversified Support Services - 2.3%
86,800	KAR Auction Services, Inc.	3,239,341	3,623,032
	Industrial Conglomerates - 0.9%
13,150	Carlisle Cos., Inc.	1,336,777	1,389,692
	Industrial Machinery - 1.8%
63,100	Xylem, Inc.	2,873,270	2,817,415
	Trading Companies & Distributors - 1.8%
85,170	HD Supply Holdings, Inc.*	2,854,247	2,965,619

Total Industrials		19,260,562	20,133,600
	This sector is 4.5% above your Fund’s cost.
Information Technology
	Application Software - 3.2%
63,300	Salesforce.com, Inc.*	4,376,513	5,026,653
	Data Processing & Outsourced Services - 8.0%
24,400	FleetCor Technologies, Inc.*	3,665,236	3,492,372
58,325	Sabre Corp.	1,398,473	1,562,527
63,500	Vantiv, Inc., Class A*	2,927,454	3,594,100
55,500	Visa, Inc., Class A	4,034,502	4,116,435
	Home Entertainment Software - 4.7%
80,220	Activision Blizzard, Inc.	2,805,129	3,179,119
56,230	Electronic Arts, Inc.*	4,008,803	4,259,985
	Internet Software & Services - 4.6%
5,577	Alphabet, Inc., Class A*	3,840,827	3,923,587
29,850	Facebook, Inc., Class A*	2,009,809	3,411,258

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Semiconductors - 2.0%
20,865	Broadcom, Ltd.	$1,716,293	$3,242,421

Total Information Technology		30,783,039	35,808,457
	This sector is 16.3% above your Fund’s cost.
Materials
	Construction Materials - 2.2%
29,710	Vulcan Materials Co.	2,642,050	3,575,896
	This sector is 35.3% above your Fund’s cost.
Total Common Stocks		128,737,264	147,993,465

Shares		Cost	Value
Other Investment Companies - 6.1%[3]
9,616,000	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	$9,616,000	$9,616,000

Total Investments - 99.2%		$138,353,264	157,609,465

Other Assets, less Liabilities - 0.8%			1,262,607
Total Net Assets - 100.0%			$158,872,072

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Brandywine Fund	$651,276,150	$84,193,972	$(5,189,808)	$79,004,164
AMG Managers Brandywine Blue Fund	138,459,696	20,788,458	(1,638,689)	19,149,769

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Fund	$12,584,199	1.8%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and

6

Notes to Schedules of Portfolio Investments (continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of June 30, 2016, the investments in AMG Managers Brandywine Blue Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

The following tables summarize the inputs used to value the Fund’s investment by the above fair value hierarchy levels as of June 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Fund
Investments in Securities
Common Stocks†	$662,815,182	—	—	$662,815,182
Short-Term Investments
Repurchase Agreements	—	$18,099,001	—	18,099,001
Other Investment Companies	49,366,131	—	—	49,366,131

Total Investments in Securities	$712,181,313	$18,099,001	—	$730,280,314

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

REIT: Real Estate Investment Trust.

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2016

Shares		Cost	Value
Common Stocks - 96.7%
Consumer Discretionary
	Apparel, Accessories & Luxury Goods - 4.0%
66,300	Coach, Inc.	$2,585,691	$2,701,062
43,250	Columbia Sportswear Co.	2,483,025	2,488,605
	Broadcasting - 1.9%
45,000	CBS Corp., Class B	2,408,184	2,449,800
	Cable & Satellite - 2.0%
11,216	Charter Communications, Inc., Class A*	2,633,673	2,564,426
	Footwear - 1.9%
81,630	Skechers U.S.A., Inc., Class A*	2,562,430	2,426,044
	General Merchandise Stores - 2.3%
32,000	Dollar Tree, Inc.*	2,656,653	3,015,680
	Homebuilding - 2.8%
113,425	D.R. Horton, Inc.	3,140,760	3,570,619
	Housewares & Specialties - 2.9%
76,001	Newell Brands, Inc.	2,628,227	3,691,369
	Specialty Stores - 0.8%
22,615	Dick’s Sporting Goods, Inc.	926,187	1,019,032

Total Consumer Discretionary		22,024,830	23,926,637
	This sector is 8.6% above your Fund’s cost.
Consumer Staples
	Household Products - 3.7%
45,810	Church & Dwight Co., Inc.	3,499,882	4,713,391
	Packaged Foods & Meats - 6.3%
55,540	B&G Foods, Inc.	2,370,870	2,677,028
55,600	The Hain Celestial Group, Inc.*	2,588,676	2,766,100
58,400	Pinnacle Foods, Inc.	2,481,622	2,703,336

Total Consumer Staples		10,941,050	12,859,855
	This sector is 17.5% above your Fund’s cost.
Financials
	Consumer Finance - 1.6%
81,730	Synchrony Financial*	2,513,712	2,066,134
	Property & Casualty Insurance - 2.1%
70,925	FNF Group	2,329,345	2,659,687

Total Financials		4,843,057	4,725,821
	This sector is 2.4% below your Fund’s cost.
Health Care
	Health Care Facilities - 6.0%
41,900	AmSurg Corp.*	3,421,635	3,248,926
65,500	VCA, Inc.*	3,307,930	4,428,455

Shares		Cost	Value
	Life Sciences Tools & Services - 2.1%
18,700	Thermo Fisher Scientific, Inc.	$2,472,443	$2,763,112
	Pharmaceuticals - 2.1%
56,000	Zoetis, Inc.	2,610,983	2,657,760

Total Health Care		11,812,991	13,098,253
	This sector is 10.9% above your Fund’s cost.
Industrials
	Building Products - 7.3%
57,860	Allegion PLC	3,717,589	4,017,220
46,595	Fortune Brands Home & Security, Inc.	2,622,265	2,701,112
18,300	Lennox International, Inc.	2,502,043	2,609,580
	Construction & Engineering - 3.0%
43,510	Dycom Industries, Inc.*	3,470,493	3,905,458
	Diversified Support Services - 3.4%
105,700	KAR Auction Services, Inc.	3,367,813	4,411,918
	Environmental & Facilities Services - 3.0%
53,300	Waste Connections, Inc.	3,491,150	3,840,265
	Industrial Conglomerates - 2.0%
24,000	Carlisle Cos., Inc.	2,490,994	2,536,320
	Industrial Machinery - 1.9%
55,700	Xylem, Inc.	2,537,947	2,487,005
	Trading Companies & Distributors - 4.2%
66,270	Beacon Roofing Supply, Inc.*	2,568,891	3,013,297
67,795	HD Supply Holdings, Inc.*	2,283,896	2,360,622
	Trucking - 0.4%
52,100	Hertz Global Holdings, Inc.*	575,799	576,747

Total Industrials		29,628,880	32,459,544
	This sector is 9.6% above your Fund’s cost.
Information Technology
	Application Software - 2.9%
61,000	Guidewire Software, Inc.*	3,179,225	3,767,360
	Communications Equipment - 2.5%
152,800	ARRIS International PLC*	3,411,522	3,202,688
	Data Processing & Outsourced Services - 8.1%
99,895	Black Knight Financial Services, Inc., Class A*,1	2,631,733	3,756,052
112,500	Sabre Corp.	2,694,854	3,013,875
63,700	Vantiv, Inc., Class A*	2,940,606	3,605,420
	Home Entertainment Software - 4.7%
66,500	Activision Blizzard, Inc.	2,556,200	2,635,395
45,400	Electronic Arts, Inc.*	3,402,207	3,439,504
	Semiconductors - 4.0%
450,000	Advanced Micro Devices, Inc.*	2,343,330	2,313,000
17,815	Broadcom, Ltd.	1,561,634	2,768,451

2

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Systems Software - 2.6%
53,400	Proofpoint, Inc.*	$3,803,810	$3,369,006
Total Information Technology		28,525,121	31,870,751
	This sector is 11.7% above your Fund’s cost.
Materials
	Construction Materials - 3.2%
33,600	Vulcan Materials Co.	3,007,073	4,044,096
	Steel - 1.0%
53,070	Steel Dynamics, Inc.	1,247,902	1,300,215

Total Materials		4,254,975	5,344,311
	This sector is 25.6% above your Fund’s cost.

Total Common Stocks		112,030,904	124,285,172

		Principal Amount
Short-Term Investments - 7.3%
Repurchase Agreements - 2.2%[2]
	Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470%, total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 09/20/65, totaling $1,020,000)	1,000,000	1,000,000
	Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500%, total to be received $1,000,014 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $1,020,000)	1,000,000	1,000,000

Shares		Principal Amount	Value
	Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420%, total to be received $829,673 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 02/20/66, totaling $846,256)	$829,663	$829,663

Total Repurchase Agreements		2,829,663	2,829,663

		Cost
Other Investment Companies - 5.1%[3]
6,572,362	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	6,572,362	6,572,362

Total Short-Term Investments		9,402,025	9,402,025
Total Investments - 104.0%		$121,432,929	133,687,197

Other Assets, less Liabilities - (4.0)%			(5,118,481)
Total Net Assets - 100.0%			$128,568,716

3

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $121,472,061 for federal income tax purposes at June 30, 2016, the aggregate gross unrealized appreciation and depreciation were $13,765,966 and $1,550,830, respectively, resulting in net unrealized appreciation of investments of $12,215,136.

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Advisors Fund	$2,817,030	2.2%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

4

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$124,285,172	—	—	$124,285,172
Short-Term Investments
Repurchase Agreements	—	$2,829,663	—	2,829,663
Other Investment Companies	6,572,362	—	—	6,572,362

Total Investments in Securities	$130,857,534	$2,829,663	—	$133,687,197

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2016, the Fund had no transfers between levels from the beginning of the reporting period.

5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey Cerutti, Principal Executive Officer

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey Cerutti, Principal Executive Officer

Date: July 22, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: July 22, 2016